Segment Information (Details) - Schedule of revenue by geographic region - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 39,384,284	$ 9,466,363
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	37,412,270	9,188,396
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	502,221	130,009
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,469,793	$ 147,958